Supplement dated March 27, 2025
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust I
Columbia Research Enhanced Real Estate ETF (the Fund)	5/1/2024
Effective March 31, 2025, the name of the Fund's tracked index, Beta Advantage® Lionstone Research Enhanced REIT Index (the Index's Former Name), is changed to Beta Advantage® Research Enhanced REIT Index (the Index's New Name).  Accordingly, all references in the Prospectus and Summary Prospectus to the name of the Fund's tracked index are revised from the Index's Former Name to the Index's New Name, and the changes described in this Supplement are hereby made to the Fund's Prospectus and Summary Prospectus.
The information under the subsection "Investment Objective" in the "Summary of Fund" section of the Prospectus and Summary Prospectus is hereby superseded and replaced with the following:
Columbia Research Enhanced Real Estate ETF seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced REIT Index (the Index).
The first and second paragraphs under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus and Summary Prospectus are hereby superseded and replaced with the following:
The Fund is an exchange-traded fund (ETF) that seeks to replicate the performance of the Beta Advantage® Research Enhanced REIT Index (the Index). The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the component securities of the Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the FTSE Nareit All Equity REITs Index (the Starting Universe), which is a broad measure of the performance of publicly listed U.S real estate investment trusts (REITs). The Index is comprised of a subset of the companies within the Starting Universe selected based on a proprietary scoring system that takes into account multiple quantitative factors, including quality, value and company catalyst factors. Like the Starting Universe, the Index and the Fund typically hold only common stocks. The Fund may invest in companies of any size, including small- and mid-cap companies.
The Index was developed by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is sponsored and administered by Columbia Management, and is calculated by Solactive AG (the Index Calculation Agent).
The fifth paragraph under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus and Summary Prospectus is hereby superseded and replaced with the following:
The Investment Manager does not provide day-to-day management of the Fund’s assets based on its view of the investment merits of a security, nor do they conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The rest of the section remains the same.
Quantitative and Other Models Risk under the subsection "Principal Risks" in the "Summary of the Fund" section of the Prospectus and Summary Prospectus is hereby superseded and replaced with the following:
Quantitative Models Risk. Quantitative models used by the Index may not be effective in selecting the most favorable securities for inclusion in the Index and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
The name of the Index under the subsection "Performance Information" in the "Summary of the Fund" section of the Prospectus and Summary Prospectus is revised to Beta Advantage® Research Enhanced REIT Index.
The information under the subsection "Investment Objective" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Columbia Research Enhanced Real Estate ETF seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced REIT Index (the Index). The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
The first and second paragraphs under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus are hereby superseded and replaced with the following:
SUP322_12_001_(03/25)

The Fund is an exchange-traded fund (ETF) that seeks to replicate the performance of the Beta Advantage® Research Enhanced REIT Index (the Index). The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the component securities of the Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the FTSE Nareit All Equity REITs Index (the Starting Universe), which is a broad measure of the performance of publicly listed U.S real estate investment trusts (REITs). The Index is comprised of a subset of the companies within the Starting Universe selected based on a proprietary scoring system that takes into account multiple quantitative factors, including quality, value and company catalyst factors. Like the Starting Universe, the Index and the Fund typically hold only common stocks. The Fund may invest in companies of any size, including small- and mid-cap companies.
The Index was developed by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is sponsored and administered by Columbia Management, and is calculated by Solactive AG (the Index Calculation Agent).
The fifth paragraph under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
The Investment Manager does not provide day-to-day management of the Fund’s assets based on its view of the investment merits of a security, nor do they conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The rest of the section remains the same.
Quantitative and Other Models Risk under the subsection "Principal Risks" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Quantitative Models Risk. Any quantitative models used by the Index may not be effective in selecting the most favorable securities for inclusion in the Index and may cause the Fund to underperform other investment strategies for short or long periods of time. Performance will depend upon the quality and accuracy of the assumptions, theories and framework upon which a quantitative model is based. The success of a quantitative model will depend upon its accurate reflection of market conditions, with proper adjustments as market conditions change over time. Adjustments, or lack of adjustments, to the quantitative model, including as conditions change, as well as any errors or imperfections in the quantitative model, could adversely affect Fund performance. The performance of a quantitative model depends upon the quality of its design and effective execution under actual market conditions. Even a well-designed quantitative model cannot be expected to perform well in all market conditions or across all time intervals. Quantitative models may underperform in certain market environments including stressed or volatile market conditions. It is not possible or practicable for a quantitative model to factor in all relevant, available data. There is no guarantee that the data actually utilized in a quantitative model will be the most accurate data available or be free from errors. There can be no assurance that the use of any quantitative models will enable the Fund to achieve its objective.
The first paragraph under the subsection "More Information About the Fund - Primary Service Provider Contracts" is hereby superseded and replaced with the following:
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the administrator, the distributor, the transfer agent and the Fund's custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The third paragraph under the subsection "More Information About the Fund - Primary Service Provider Contracts - The Investment Manager" is hereby superseded and replaced with the following:
The Beta Advantage® Research Enhanced REIT Index is sponsored and administered by Columbia Management and calculated by Solactive AG, an unaffiliated third-party entity, which also acts as the calculation agent for the Index and has day-to-day responsibility for calculating the intra-day value of these indices.
The information under the subsection "More Information About the Fund - Primary Service Provider Contracts - Index Calculation Agent" is hereby superseded and replaced with the following:
Solactive AG, with offices at 1 Platz Der Einheit, Frankfurt, Hessen, 60327, Germany, is the index calculation agent of the Beta Advantage® Research Enhanced REIT Index.
Shareholders should retain this Supplement for future reference.

SUP322_12_001_(03/25)